Debt issued measured at amortized cost	3 Months Ended
Jun. 30, 2020
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 15 Debt issued measured at amortized cost

USD million	30.6.20	31.3.20	31.12.19
Certificates of deposit	16,401	9,246	5,190
Commercial paper	16,156	15,453	14,413
Other short-term debt	3,877	2,468	2,235
Short-term debt[1]	36,434	27,167	21,837
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	31,258	33,895	30,105
Senior unsecured debt other than TLAC	26,519	22,282	25,569
of which: issued by UBS AG with original maturity greater than one year[2]	21,729	20,576	22,349
Covered bonds	2,605	2,570	2,633
Subordinated debt	21,130	20,917	21,775
of which: high-trigger loss-absorbing additional tier 1 capital instruments	11,041	10,902	11,931
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,491	2,464	2,414
of which: low-trigger loss-absorbing tier 2 capital instruments	7,063	7,017	6,892
of which: non-Basel III-compliant tier 2 capital instruments	534	534	540
Debt issued through the Swiss central mortgage institutions	8,795	8,597	8,574
Other long-term debt	3	3	4
Long-term debt[3]	90,310	88,265	88,660
Total debt issued measured at amortized cost[4]	126,744	115,432	110,497
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 30 June 2020, 100% of the balance was unsecured (31 March 2020: 100% of the balance was unsecured; 31 December 2019: 100% of the balance was unsecured). 3 Debt with an original contractual maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.